Shareholder Report, Line Graph (Details) - USD ($)	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	Jul. 06, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015	Feb. 28, 2015
C000005545
Account Value [Line Items]
Account Value	$ 12,400	$ 12,444	$ 12,256	$ 11,858	$ 11,977	$ 11,631	$ 11,394	$ 11,390	$ 11,228	$ 11,194	$ 11,195	$ 11,422	$ 12,024	$ 12,371	$ 12,358	$ 12,254	$ 11,987	$ 12,014	$ 11,836	$ 11,548	$ 11,892	$ 11,516	$ 11,592	$ 11,265	$ 10,907	$ 10,689	$ 10,718	$ 10,686	$ 10,580	$ 10,623	$ 10,684		$ 10,568	$ 10,345	$ 10,149	$ 10,711	$ 10,539	$ 10,374	$ 10,192	$ 10,061	$ 9,970	$ 10,000
C000193183
Account Value [Line Items]
Account Value	594,051	595,434	586,254	567,566	573,055	556,347	544,843	544,497	536,569	534,768	534,170	544,857	573,900	590,295	588,989	584,317	570,906	572,025	563,362	549,964	565,702	547,628	551,076	535,868	518,679	507,717	509,409	507,716	502,528	504,427	507,140	$ 500,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	12,590	12,588	12,434	12,041	12,228	11,996	11,721	11,728	11,600	11,504	11,524	11,670	12,223	12,592	12,613	12,521	12,304	12,348	12,199	11,955	12,175	11,772	11,816	11,498	11,123	10,851	10,869	10,805	10,682	10,729	10,816		$ 10,686	$ 10,421	$ 10,162	$ 10,721	$ 10,533	$ 10,395	$ 10,184	$ 10,031	$ 9,949	$ 10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	$ 591,928	$ 591,810	$ 584,591	$ 566,100	$ 574,904	$ 564,005	$ 551,041	$ 551,363	$ 545,356	$ 540,844	$ 541,805	$ 548,673	$ 574,649	$ 591,991	$ 592,995	$ 588,667	$ 578,467	$ 580,547	$ 573,518	$ 562,052	$ 572,410	$ 553,458	$ 555,543	$ 540,548	$ 522,934	$ 510,139	$ 510,989	$ 508,013	$ 502,206	$ 504,440	$ 508,506	$ 500,000